Non-current trade receivables and other non-current assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable	€ 2,782	€ 3,454	€ 1,200
R&D Tax credit receivable increase (decrease)	100
2017 Tax Credit [Member]
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable		€ 800
2018 Tax Credit [Member]
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable	€ 8,000